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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C.

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [_]; Amendment Number: __________
       This Amendment (Check only one.):  [_] is a restatement.
                                          [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:            Bain Capital Investors, LLC*
Address:         111 Huntington Avenue
                 Boston, Massachusetts 02199

Form 13F File Number: 28-11185

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:            Michael F. Goss
Title:           Managing Director and Chief Operating Officer
Phone:           (617) 516-2000

Signature, Place, and Date of Signing:

      /s/ Michael F. Goss              Boston, MA               02/14/11
      -------------------             -------------            ----------
          [Signature]                 [City, State]              [Date]

* Bain Capital Investors, LLC is the (i) general partner of Bain Capital Partners VI, L.P., which is the general partner of each of Bain Capital Fund VI, L.P. and Bain Capital VI Coinvestment Fund, L.P., (ii) general partner of Bain Capital Partners VII, L.P., which is the general partner of Bain Capital VII Coinvestment Fund, L.P., which is the manager of Bain Capital VII Coinvestment Fund, LLC, (iii) administrative member of Bain Capital Integral Investors, LLC, (vi) general partner of Bain Capital Integral Investors II, L.P., (vii) the general partner of Bain Capital Partners VIII, L.P., which is the general partner of Bain Capital Fund VIII, L.P., and Bain Capital VIII Coinvestment Fund, L.P., (viii) the general partner of Bain Capital Partners VIII-E, L.P., which is the general partner of Bain Capital Fund VIII-E, L.P.,
(ix) the general partner of Bain Capital Lion Holdings, L.P., which is a shareholder of Bain Pumbaa LuxCo S.a.r.l, (x) the general partner of Bain Capital Partners IX, L.P., which is the general partner of Bain Capital Fund IX, L.P., and Bain Capital IX Coinvestment Fund, L.P. Bain Capital Fund IX, L.P. is a shareholder of Bain Pumbaa LuxCo S.a.r.l. Bain Capital Fund VIII, L.P., and Bain Capital Fund VIII-E, L.P., own all outstanding stock capital of Sensata Management Company, S.A. Sensata Management Company S.A. is the manager of Sensata investment Company, S.C.A.

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       20

Form 13F Information Table Entry Total:  7

Form 13F Information Table Value Total:  5,437,177
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

   No.     Form 13F File Number      Name

    1      28-11209                  Bain Capital VI Coinvestment Fund, L.P.

    2      28-11662                  Bain Capital VII Coinvestment Fund, LLC

    3      28-11661                  Bain Capital VII Coinvestment Fund, L.P.

    4      28-11264                  Bain Capital Fund VI, L.P.

    5      28-11659                  Bain Capital Integral Investors, LLC

    6      28-11188                  Bain Capital Partners VI, L.P.

    7      28-11660                  Bain Capital Partners VII, L.P.

    8      28-12292                  Bain Capital Integral Investors II, L.P.

    9      28-13947                  Bain Capital Partners VIII, L.P.

   10      28-13946                  Bain Capital Fund VIII, L.P.

   11      28-13945                  Bain Capital VIII Coinvestment Fund, L.P.

   12      28-13943                  Bain Capital Partners VIII-E, L.P.

   13      28-13940                  Bain Capital Fund VIII-E, L.P.

   14      28-13942                  Bain Capital Partners IX, L.P.

   15      28-13938                  Bain Capital Fund IX, L.P.

   16      28-13941                  Bain Capital IX Coinvestment Fund, L.P.

   17      28-13949                  Sensata Investment Company, S.C.A.

   18      28-13951                  Sensata Management Company, S.A.

   19      ________                  Bain Capital Lion Holdings, L.P.

   20      ________                  Bain Pumbaa LuxCo S.a.r.l.

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                         BAIN CAPITAL INVESTORS, LLC.
                   FORM 13F INFORMATION TABLE AS OF 12/31/10

                                                         SHARES OR        VALUE    VALUE    INVESTMENT  OTHER   VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS    CUSIP   PRN AMOUNT      (X$1000) (X$1000)  DISCRETION MANAGERS SOLE SHARED NONE
--------------                 --------------  --------- -----------     -------- --------- ---------- -------- ---- ------ ----
NANOSPHERE INC                      COM        63009F105     254,815 SH               1,111    Sole              X
VONAGE HLDGS CORP                   COM        92886T201     247,371 SH                 554    Sole              X
WARNER CHILCOTT PLC IRELAND        SHS A       G94368100  33,819,265 SH             762,963    Sole              X
WARNER MUSIC GROUP CORP             COM        934550104  24,090,064 SH             135,627    Sole              X
SENSATA TECHNOLOGIES HLDG NV        SHS        N7902X106 112,286,883 SH           3,380,958    Sole              X
NXP SEMICONDUCTORS N V              COM        N6596X109  38,494,427 SH             805,688    Sole              X
FLEETCOR TECHNOLOGIES INC           COM        339041105  11,328,439 SH             350,275    Sole              X